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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: March 31, 2005

              Check here if Amendment      |_| ; Amendment Number:
          This Amendment (check only one.) |_| is a restatement.
                                           |_| adds new holdings entries.

              Institutional Investment Manager Filing this Report:

                          Name: CORUS BANKSHARES, INC.
                          Address: 3959 N. LINCOLN AVE.
                                CHICAGO, IL 60613

                         Form 13F File Number: 28-10052

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Michael E. Dulberg
Title:      Senior Vice President and Chief Accounting Officer
Phone:      773-832-3473

Signature, Place, and Date of Signing:

/s/ Michael E. Dulberg               Chicago, IL                May 10, 2005

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT.
|_| 13F NOTICE.
|_| 13F COMBINATION REPORT

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              25

Form 13F Information Table Value Total:       $ 203,326
                                              (thousands)

List of Other Included Managers:                   None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                           FORM 13F INFORMATION TABLE

                                                         VALUE      SHRS OR   SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP     (x$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS   SOLE    SHARED  NONE
--------------                --------------   -----    --------    -------   ---  ----  ----------  --------  ------   ------  ----
AMCORE FINL INC                COMMON SHARES   023912108    4,026   142,500   SH            SOLE               142,500
AMSOUTH BANCORPORATION         COMMON SHARES   032165102   12,093   466,015   SH            SOLE               466,015
ASSOCIATED BANC CORP           COMMON SHARES   045487105    3,784   121,179   SH            SOLE               121,179
BB&T CORP                      COMMON SHARES   054937107    1,318    33,736   SH            SOLE                33,736
BANK OF AMERICA CORPORATION    COMMON SHARES   060505104   29,573   670,594   SH            SOLE               670,594
BANK NEW YORK INC              COMMON SHARES   064057102    2,905   100,000   SH            SOLE               100,000
CITIGROUP INC                  COMMON SHARES   172967101   10,112   225,000   SH            SOLE               225,000
CITY NATL CORP                 COMMON SHARES   178566105    5,865    84,000   SH            SOLE                84,000
COMERICA INC                   COMMON SHARES   200340107   18,689   339,300   SH            SOLE               339,300
COMMERCE BANCSHARES INC        COMMON SHARES   200525103    1,442    29,915   SH            SOLE                29,915
COMPASS BANCSHARES INC         COMMON SHARES   20449H109    4,937   108,750   SH            SOLE               108,750
FREMONT GEN CORP               COMMON SHARES   357288109   18,032   820,000   SH            SOLE               820,000
HIBERNIA CORP                  COMMON SHARES   428656102    4,936   154,200   SH            SOLE               154,200
JP MORGAN CHASE & CO           COMMON SHARES   46625H100   17,330   500,864   SH            SOLE               500,864
MAF BANCORP INC                COMMON SHARES   55261R108   11,696   281,550   SH            SOLE               281,550
MERCANTILE BANKSHARES CORP     COMMON SHARES   587405101    2,975    58,500   SH            SOLE                58,500
MERRILL LYNCH & CO INC         COMMON SHARES   590188108    7,471   132,000   SH            SOLE               132,000
MORGAN STANLEY DEAN WITTER&CO  COMMON SHARES   617446448    4,695    82,000   SH            SOLE                82,000
NATIONAL CITY CORP             COMMON SHARES   635405103    2,496    74,520   SH            SOLE                74,520
PROVIDENT BANCSHARES CORP      COMMON SHARES   743859100    1,442    43,757   SH            SOLE                43,757
REGIONS FINL CORP NEW          COMMON SHARES   7591EP100    4,651   143,554   SH            SOLE               143,554
SUNTRUST BKS INC               COMMON SHARES   867914103    3,459    48,000   SH            SOLE                48,000
TD BANKNORTH INC               COMMON SHARES   87235A101    1,378    44,100   SH            SOLE                44,100
U S BANCORP DEL                COMMON SHARES   902973304    7,749   268,870   SH            SOLE               268,870
WACHOVIA CORP 2ND NEW          COMMON SHARES   929903102   20,272   398,191   SH            SOLE               398,191